Cost Of Revenues (Tables)	6 Months Ended
Jun. 30, 2011
Cost Of Revenues
Components Of Cost Of Revenues

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Cost of net pharmaceutical product sales	$198,499	$107,216	$401,212	$201,289
Cost of device, service and other revenues	38,198	—	67,043	—

Total cost of revenues	$236,697	$107,216	$468,255	$201,289